Expense Example, No Redemption (USD $)	12 Months Ended
Nov. 30, 2011
Vanguard New York Long-Term Tax-Exempt Fund - Investor Shares | Vanguard New York Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	$ 20
3 YEAR	64
5 YEAR	113
10 YEAR	255
Vanguard New York Tax-Exempt Money Market Fund - Investor Shares | Vanguard New York Tax-Exempt Money Market Fund
Expense Example, No Redemption:
1 YEAR	17
3 YEAR	55
5 YEAR	96
10 YEAR	217
Vanguard New York Long-Term Tax-Exempt Fund - Admiral Shares | Vanguard New York Long-Term Tax-Exempt Fund
Expense Example, No Redemption:
1 YEAR	12
3 YEAR	39
5 YEAR	68
10 YEAR	$ 154